UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5445

Name of Registrant:           Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2011

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.1%)[1]
Consumer Discretionary (6.2%)
Home Depot Inc.	3,262,180	137,142
McDonald's Corp.	980,615	98,385
Lowe's Cos. Inc.	2,395,710	60,803
Mattel Inc.	1,252,850	34,779
Time Warner Cable Inc.	284,100	18,060
Brinker International Inc.	481,900	12,896
Foot Locker Inc.	528,600	12,602
Polaris Industries Inc.	208,800	11,689
Limited Brands Inc.	251,900	10,164
Weight Watchers International Inc.	168,600	9,275
Time Warner Inc.	62,900	2,273
Regal Entertainment Group Class A	141,500	1,689
		409,757
Consumer Staples (16.6%)
Philip Morris International Inc.	2,250,395	176,611
Kraft Foods Inc.	3,112,929	116,299
PepsiCo Inc.	1,660,130	110,150
Procter & Gamble Co.	1,395,490	93,093
Kimberly-Clark Corp.	1,160,658	85,378
Unilever NV	2,178,840	74,887
Altria Group Inc.	2,500,845	74,150
General Mills Inc.	1,777,500	71,829
Sysco Corp.	2,323,760	68,156
Coca-Cola Co.	671,782	47,004
Wal-Mart Stores Inc.	774,192	46,266
Imperial Tobacco Group plc	617,478	23,366
Lorillard Inc.	146,700	16,724
Dr Pepper Snapple Group Inc.	364,900	14,406
Clorox Co.	206,500	13,745
SUPERVALU Inc.	1,547,700	12,567
Safeway Inc.	464,100	9,765
Herbalife Ltd.	179,700	9,285
Walgreen Co.	206,400	6,823
Colgate-Palmolive Co.	62,100	5,737
Reynolds American Inc.	128,000	5,302
ConAgra Foods Inc.	200,600	5,296
Universal Corp.	111,472	5,123
Campbell Soup Co.	123,300	4,098
B&G Foods Inc. Class A	61,900	1,490
		1,097,550
Energy (13.3%)
Exxon Mobil Corp.	3,657,730	310,029
Chevron Corp.	2,547,610	271,066
ConocoPhillips	1,635,590	119,186
Royal Dutch Shell plc Class B	2,517,574	95,764
Occidental Petroleum Corp.	786,000	73,648
Marathon Oil Corp.	439,300	12,858
		882,551

Exchange-Traded Fund (0.8%)
2 Vanguard Value ETF	963,400	50,569

Financials (10.6%)
JPMorgan Chase & Co.	3,476,990	115,610
Marsh & McLennan Cos. Inc.	3,646,020	115,287
ACE Ltd.	1,128,330	79,118
Chubb Corp.	1,074,942	74,407
BlackRock Inc.	341,490	60,867
PNC Financial Services Group Inc.	1,040,692	60,017
Wells Fargo & Co.	1,619,380	44,630
M&T Bank Corp.	499,400	38,124
Swiss Re AG	525,388	26,711
Aflac Inc.	431,800	18,680
Fifth Third Bancorp	1,226,000	15,595
BB&T Corp.	387,700	9,758
Allied World Assurance Co. Holdings AG	135,000	8,496
Erie Indemnity Co. Class A	102,600	8,019
American Financial Group Inc.	169,500	6,253
Fidelity National Financial Inc. Class A	346,095	5,513
American Express Co.	90,200	4,255
Ameriprise Financial Inc.	48,600	2,413
1st Source Corp.	81,200	2,057
American National Insurance Co.	23,400	1,709
Invesco Ltd.	76,300	1,533
Advance America Cash Advance Centers Inc.	158,304	1,417
WesBanco Inc.	70,300	1,369
BOK Financial Corp.	14,300	785
GFI Group Inc.	186,500	768
		703,391
Health Care (11.9%)
Pfizer Inc.	10,349,877	223,971
Johnson & Johnson	3,078,205	201,869
Merck & Co. Inc.	5,043,404	190,136
AstraZeneca plc ADR	1,147,389	53,113
Bristol-Myers Squibb Co.	934,232	32,922
Eli Lilly & Co.	690,349	28,691
Abbott Laboratories	479,500	26,962
Baxter International Inc.	397,700	19,678
Cardinal Health Inc.	192,600	7,822
Medtronic Inc.	87,700	3,355
		788,519
Industrials (12.6%)
General Electric Co.	9,426,392	168,827
3M Co.	1,367,300	111,749
Tyco International Ltd.	1,786,980	83,470
Stanley Black & Decker Inc.	1,012,190	68,424
Illinois Tool Works Inc.	1,194,950	55,816
Eaton Corp.	1,179,460	51,342
Waste Management Inc.	1,334,600	43,655
United Technologies Corp.	439,300	32,108
Lockheed Martin Corp.	393,000	31,794
Republic Services Inc. Class A	1,129,640	31,122
General Dynamics Corp.	274,200	18,210
Boeing Co.	236,600	17,355
Northrop Grumman Corp.	288,413	16,866

Honeywell International Inc.	264,462	14,373
Schneider Electric SA	273,175	14,282
Iron Mountain Inc.	426,600	13,139
Norfolk Southern Corp.	176,600	12,867
PACCAR Inc.	340,150	12,745
Pitney Bowes Inc.	655,800	12,159
United Parcel Service Inc. Class B	127,900	9,361
Caterpillar Inc.	95,000	8,607
Rockwell Automation Inc.	33,900	2,487
Emerson Electric Co.	44,700	2,083
		832,841
Information Technology (8.2%)
Microsoft Corp.	6,761,649	175,532
Intel Corp.	6,599,430	160,036
Analog Devices Inc.	2,125,080	76,035
Maxim Integrated Products Inc.	1,887,086	49,140
Xilinx Inc.	1,271,300	40,758
Accenture plc Class A	426,300	22,692
KLA-Tencor Corp.	260,200	12,555
Applied Materials Inc.	646,200	6,921
Seagate Technology plc	155,400	2,548
		546,217
Materials (3.6%)
Nucor Corp.	1,398,210	55,327
EI du Pont de Nemours & Co.	940,057	43,036
Sherwin-Williams Co.	472,630	42,192
Dow Chemical Co.	1,192,000	34,282
International Paper Co.	547,000	16,191
PPG Industries Inc.	189,600	15,830
Eastman Chemical Co.	345,300	13,487
Innophos Holdings Inc.	184,100	8,940
Packaging Corp. of America	244,940	6,182
Myers Industries Inc.	62,100	766
Freeport-McMoRan Copper & Gold Inc.	14,700	541
		236,774
Telecommunication Services (4.4%)
AT&T Inc.	6,504,625	196,700
Verizon Communications Inc.	1,330,198	53,368
Vodafone Group plc ADR	1,533,410	42,981
		293,049
Utilities (6.9%)
Xcel Energy Inc.	2,002,990	55,363
American Electric Power Co. Inc.	1,253,420	51,779
UGI Corp.	1,612,660	47,412
Northeast Utilities	1,050,010	37,874
NextEra Energy Inc.	592,596	36,077
PG&E Corp.	668,980	27,575
Duke Energy Corp.	827,600	18,207
Consolidated Edison Inc.	285,100	17,685
Entergy Corp.	215,200	15,720
DTE Energy Co.	268,300	14,609
Dominion Resources Inc.	274,370	14,564
CenterPoint Energy Inc.	711,500	14,294
Ameren Corp.	421,100	13,951
NiSource Inc.	576,100	13,717
Pinnacle West Capital Corp.	269,200	12,970

CMS Energy Corp.			581,600	12,842
TECO Energy Inc.			657,900	12,592
Cleco Corp.			298,800	11,384
PPL Corp.			372,360	10,955
NorthWestern Corp.			157,265	5,629
Alliant Energy Corp.			105,900	4,671
Southern Co.			69,800	3,231
PNM Resources Inc.			95,600	1,743
				454,844
Total Common Stocks (Cost $5,331,845)				6,296,062
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.5%)[1]
Money Market Fund (3.4%)
3 Vanguard Market Liquidity Fund	0.110%		225,703,615	225,704

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.8%)
Goldman Sachs & Co.
(Dated 12/30/11, Repurchase Value
$56,801,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%-
4.500%, 9/1/19-9/1/35)	0.100%	1/3/12	56,800	56,800

U.S. Government and Agency Obligations (0.3%)
4 Fannie Mae Discount Notes	0.030%	4/2/04	450	450
[4,5] Fannie Mae Discount Notes	0.040%	4/16/12	1,000	1,000
[4,5] Fannie Mae Discount Notes	0.060%	4/18/12	2,100	2,099
[5,6] Federal Home Loan Bank Discount Notes	0.040%	4/16/12	3,000	2,999
[4,5] Freddie Mac Discount Notes	0.050%	4/4/12	11,000	10,997
				17,545
Total Temporary Cash Investments (Cost $300,051)				300,049
Total Investments (99.6%) (Cost $5,631,896)				6,596,111
Other Assets and Liabilities-Net (0.4%)				23,840
Net Assets (100%)				6,619,951

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 0.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $15,716,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

Equity Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest ates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Equity Income Fund

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,135,940	160,122	—
Temporary Cash Investments	225,704	74,345	—
Futures Contracts—Liabilities[1]	(905)	—	—
Total	6,360,739	234,467	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	479	149,999	3,893
E-mini S&P 500 Index	March 2012	1,615	101,147	857

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2011, the cost of investment securities for tax purposes was $5,631,896,000. Net unrealized appreciation of investment securities for tax purposes was $964,215,000, consisting of unrealized gains of $1,080,298,000 on securities that had risen in value since their purchase and $116,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Equity Fund

Schedule of Investments
As of December 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (94.8%)[1]
Consumer Discretionary (18.0%)
	Home Depot Inc.	350,220	14,723
*	O'Reilly Automotive Inc.	149,021	11,914
	Starbucks Corp.	249,777	11,492
*	Amazon.com Inc.	62,530	10,824
*	Bed Bath & Beyond Inc.	165,409	9,589
	Ralph Lauren Corp. Class A	58,135	8,027
	NIKE Inc. Class B	74,535	7,183
	Coach Inc.	111,809	6,825
	McDonald's Corp.	64,018	6,423
	Omnicom Group Inc.	114,511	5,105
	Bayerische Motoren Werke AG ADR	180,146	3,994
*	BorgWarner Inc.	60,874	3,880
*	Lululemon Athletica Inc.	68,592	3,200
	LVMH Moet Hennessy Louis Vuitton SA ADR	102,280	2,879
*	CarMax Inc.	91,309	2,783
	Johnson Controls Inc.	88,150	2,756
*,^ Tesla Motors Inc.		63,821	1,823
			113,420
Consumer Staples (10.7%)
	Walgreen Co.	365,232	12,075
	Colgate-Palmolive Co.	123,524	11,412
	Brown-Forman Corp. Class B	139,360	11,220
	Whole Foods Market Inc.	124,038	8,631
	Mead Johnson Nutrition Co.	111,471	7,661
	Estee Lauder Cos. Inc. Class A	57,072	6,410
	Costco Wholesale Corp.	72,294	6,024
	PepsiCo Inc.	56,115	3,723
			67,156
Energy (8.3%)
	Exxon Mobil Corp.	160,020	13,563
	Apache Corp.	106,614	9,657
	Schlumberger Ltd.	120,712	8,246
	EOG Resources Inc.	65,107	6,414
*	Concho Resources Inc.	51,139	4,794
	Cenovus Energy Inc.	100,690	3,344
	National Oilwell Varco Inc.	47,930	3,259
	Noble Energy Inc.	33,510	3,163
			52,440
Financials (7.8%)
	Progressive Corp.	711,958	13,890
*	Berkshire Hathaway Inc. Class B	151,584	11,566
	M&T Bank Corp.	87,644	6,691
	American Express Co.	134,872	6,362
	US Bancorp	203,170	5,496
*	Markel Corp.	7,593	3,149
	Goldman Sachs Group Inc.	23,803	2,152
			49,306

Health Care (14.4%)
Bristol-Myers Squibb Co.	557,124	19,633
Shire plc ADR	77,196	8,021
* Intuitive Surgical Inc.	14,476	6,703
* Agilent Technologies Inc.	191,643	6,694
Allergan Inc.	73,278	6,429
* IDEXX Laboratories Inc.	82,730	6,367
Novo Nordisk A/S ADR	53,969	6,220
* Celgene Corp.	88,647	5,993
* Express Scripts Inc.	123,601	5,524
* Life Technologies Corp.	93,520	3,639
* Vertex Pharmaceuticals Inc.	106,193	3,527
* Waters Corp.	43,750	3,240
Techne Corp.	40,773	2,783
* Illumina Inc.	74,649	2,275
* Alexion Pharmaceuticals Inc.	31,307	2,238
* Edwards Lifesciences Corp.	20,074	1,419
		90,705
Industrials (6.3%)
United Parcel Service Inc. Class B	145,572	10,654
Danaher Corp.	204,418	9,616
Precision Castparts Corp.	51,765	8,530
Boeing Co.	87,076	6,387
Rockwell Automation Inc.	32,580	2,390
^ Ritchie Bros Auctioneers Inc.	86,710	1,915
		39,492
Information Technology (25.4%)
* Apple Inc.	95,025	38,485
Oracle Corp.	634,710	16,280
* F5 Networks Inc.	111,940	11,879
* eBay Inc.	365,773	11,094
* Google Inc. Class A	16,924	10,931
International Business Machines Corp.	50,948	9,368
* Baidu Inc. ADR	76,319	8,889
* VMware Inc. Class A	105,826	8,804
* EMC Corp.	381,043	8,208
Linear Technology Corp.	263,025	7,899
Qualcomm Inc.	135,576	7,416
* Red Hat Inc.	138,258	5,709
* Salesforce.com Inc.	52,209	5,297
Altera Corp.	132,500	4,916
Avago Technologies Ltd.	105,137	3,034
* LinkedIn Corp. Class A	29,702	1,871
		160,080
Materials (2.6%)
Monsanto Co.	179,723	12,593
Praxair Inc.	36,389	3,890
		16,483
Telecommunication Services (1.3%)
American Tower Corp. Class A	130,136	7,809

Total Common Stocks (Cost $512,892)		596,891

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (6.1%)[1]
Money Market Fund (5.9%)
[2,3] Vanguard Market Liquidity Fund	0.110%		36,979,488	36,979

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.020%	4/2/12	200	200
[4,5] Fannie Mae Discount Notes	0.040%	4/16/12	1,000	1,000
[4,5] Fannie Mae Discount Notes	0.040%	4/24/12	100	100
				1,300
Total Temporary Cash Investments (Cost $38,279)				38,279
Total Investments (100.9%) (Cost $551,171)				635,170
Other Assets and Liabilities-Net (-0.9%)[3]				(5,717)
Net Assets (100%)				629,453

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $736,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 3.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $773,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Growth Equity Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	596,891	—	—
Temporary Cash Investments	36,979	1,300	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(75)	—	—
Total	633,800	1,300	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Growth Equity Fund

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	54	16,910	368
E-mini S&P 500 Index	March 2012	3	188	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At December 31, 2011, the cost of investment securities for tax purposes was $551,171,000. Net unrealized appreciation of investment securities for tax purposes was $83,999,000, consisting of unrealized gains of $110,794,000 on securities that had risen in value since their purchase and $26,795,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (98.2%)
Consumer Discretionary (10.6%)
* Bed Bath & Beyond Inc.	1,138,191	65,981
* CarMax Inc.	1,917,600	58,448
TJX Cos. Inc.	766,100	49,452
Walt Disney Co.	1,286,100	48,229
* DIRECTV Class A	1,095,788	46,856
Whirlpool Corp.	919,300	43,621
* Amazon.com Inc.	203,800	35,278
Carnival Corp.	1,053,100	34,373
Limited Brands Inc.	829,712	33,479
Mattel Inc.	1,000,000	27,760
Sony Corp. ADR	1,228,200	22,157
Kohl's Corp.	250,000	12,337
Lowe's Cos. Inc.	300,000	7,614
Nordstrom Inc.	60,000	2,982
Hasbro Inc.	14,100	450
Ross Stores Inc.	4,400	209
		489,226
Consumer Staples (2.2%)
Kellogg Co.	820,000	41,467
Procter & Gamble Co.	300,000	20,013
PepsiCo Inc.	284,400	18,870
CVS Caremark Corp.	218,000	8,890
Costco Wholesale Corp.	100,000	8,332
Kraft Foods Inc.	80,000	2,989
		100,561
Energy (7.0%)
National Oilwell Varco Inc.	883,000	60,035
Schlumberger Ltd.	772,300	52,756
Cabot Oil & Gas Corp.	628,200	47,680
EOG Resources Inc.	473,000	46,595
Noble Energy Inc.	200,000	18,878
Cenovus Energy Inc.	503,624	16,720
* McDermott International Inc.	1,380,800	15,893
^ Cameco Corp.	780,000	14,079
Petroleo Brasileiro SA ADR Type A	495,600	11,642
* Southwestern Energy Co.	342,000	10,924
Encana Corp.	509,100	9,434
Hess Corp.	160,000	9,088
* Cameron International Corp.	122,500	6,026
Transocean Ltd.	67,000	2,572
Petroleo Brasileiro SA ADR	39,600	984
Noble Corp.	20,000	604
* Exterran Holdings Inc.	30,000	273
		324,183
Financials (6.1%)
Marsh & McLennan Cos. Inc.	4,511,300	142,648
* Berkshire Hathaway Inc. Class B	570,000	43,491
Chubb Corp.	600,000	41,532

Charles Schwab Corp.	2,454,200	27,634
Wells Fargo & Co.	450,000	12,402
Progressive Corp.	600,000	11,706
American Express Co.	18,800	887
		280,300
Health Care (25.3%)
Amgen Inc.	3,620,700	232,485
Roche Holding AG	932,100	157,635
Eli Lilly & Co.	3,515,700	146,112
Novartis AG ADR	2,374,000	135,722
Medtronic Inc.	2,888,400	110,481
* Biogen Idec Inc.	930,000	102,346
Johnson & Johnson	1,439,000	94,370
GlaxoSmithKline plc ADR	1,331,700	60,765
* Waters Corp.	795,094	58,877
* Boston Scientific Corp.	4,849,400	25,896
Sanofi ADR	539,300	19,706
Abbott Laboratories	310,000	17,431
* Illumina Inc.	163,900	4,996
* Agilent Technologies Inc.	70,000	2,445
* Cerner Corp.	19,000	1,164
* Dendreon Corp.	141,000	1,072
		1,171,503
Industrials (15.8%)
Boeing Co.	1,506,600	110,509
United Parcel Service Inc. Class B	1,179,950	86,361
Honeywell International Inc.	1,435,100	77,998
Southwest Airlines Co.	8,734,125	74,764
FedEx Corp.	635,000	53,029
Expeditors International of Washington Inc.	1,059,000	43,377
Union Pacific Corp.	330,150	34,976
Rockwell Automation Inc.	454,000	33,310
* Babcock & Wilcox Co.	1,300,000	31,382
Norfolk Southern Corp.	419,600	30,572
European Aeronautic Defence and Space Co. NV	830,250	25,853
CH Robinson Worldwide Inc.	365,000	25,470
^ Ritchie Bros Auctioneers Inc.	1,035,000	22,853
^ Canadian Pacific Railway Ltd.	324,430	21,954
Caterpillar Inc.	196,050	17,762
SPX Corp.	290,000	17,478
* AECOM Technology Corp.	495,000	10,182
Republic Services Inc. Class A	230,935	6,362
Cummins Inc.	50,000	4,401
* Jacobs Engineering Group Inc.	50,000	2,029
Chicago Bridge & Iron Co. NV	44,500	1,682
		732,304
Information Technology (25.3%)
* Google Inc. Class A	187,845	121,329
Texas Instruments Inc.	3,704,900	107,850
Intuit Inc.	1,793,000	94,294
Oracle Corp.	2,898,300	74,341
* Electronic Arts Inc.	3,475,800	71,601
* SanDisk Corp.	1,395,066	68,651
Microsoft Corp.	2,548,000	66,146
Altera Corp.	1,599,100	59,327
Qualcomm Inc.	1,079,200	59,032

ASML Holding NV	1,211,900	50,645
* Flextronics International Ltd.	8,125,000	45,987
* EMC Corp.	2,035,100	43,836
* Symantec Corp.	2,263,500	35,424
Visa Inc. Class A	319,485	32,437
Telefonaktiebolaget LM Ericsson ADR	3,144,800	31,857
Intel Corp.	1,285,600	31,176
KLA-Tencor Corp.	469,600	22,658
Applied Materials Inc.	2,108,000	22,577
* Research In Motion Ltd.	1,527,100	22,143
Corning Inc.	1,671,100	21,691
Accenture plc Class A	309,200	16,459
* Adobe Systems Inc.	480,000	13,570
Motorola Solutions Inc.	252,000	11,665
* Motorola Mobility Holdings Inc.	220,500	8,555
* NVIDIA Corp.	560,000	7,762
Activision Blizzard Inc.	575,000	7,084
* Apple Inc.	17,000	6,885
Cisco Systems Inc.	300,000	5,424
Hewlett-Packard Co.	197,000	5,075
Mastercard Inc. Class A	5,150	1,920
Xilinx Inc.	37,300	1,196
Analog Devices Inc.	30,000	1,073
		1,169,670
Materials (4.7%)
Monsanto Co.	893,150	62,583
Potash Corp. of Saskatchewan Inc.	1,474,300	60,859
Vulcan Materials Co.	668,500	26,305
Praxair Inc.	214,700	22,951
Freeport-McMoRan Copper & Gold Inc.	391,400	14,400
Domtar Corp.	147,400	11,786
FMC Corp.	71,254	6,131
Greif Inc. Class A	106,000	4,828
International Paper Co.	100,000	2,960
Kaiser Aluminum Corp.	60,000	2,753
* Crown Holdings Inc.	75,000	2,519
Greif Inc. Class B	36,220	1,632
		219,707
Telecommunication Services (0.0%)
* Sprint Nextel Corp.	731,300	1,711

Utilities (1.2%)
Public Service Enterprise Group Inc.	742,700	24,517
Edison International	235,800	9,762
* AES Corp.	626,800	7,421
Exelon Corp.	169,500	7,351
NextEra Energy Inc.	56,700	3,452
FirstEnergy Corp.	22,000	975
		53,478
Total Common Stocks (Cost $3,664,375)		4,542,643

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)

[1,2] Vanguard Market Liquidity Fund (Cost $140,998)	0.110%	140,998,359	140,998

Total Investments (101.2%) (Cost $3,805,373)			4,683,641
Other Assets and Liabilities-Net (-1.2%)[1]			(55,612)
Net Assets (100%)			4,628,029

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $40,524,000.
1 Includes $41,283,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

PRIMECAP Core Fund

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,359,155	183,488	—
Temporary Cash Investments	140,998	—	—
Total	4,500,153	183,488	—

D. At December 31, 2011, the cost of investment securities for tax purposes was $3,805,373,000. Net unrealized appreciation of investment securities for tax purposes was $878,268,000, consisting of unrealized gains of $1,121,226,000 on securities that had risen in value since their purchase and $242,958,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.